NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2012
NOTES PAYABLE [Abstract]
Schedule of Notes Payable
Bank acceptance notes:	December 31,
	2012	2011
Due Jun 17, 2013,	$792,569	$-
Due Jun 17, 2013,	1,585,138	-
Due Jun 6, 2013,	792,569	-
Due Jun 6, 2013,	792,569	-
Due May 19, 2013	396,284	-
Due May 19, 2013	396,284	-
Due May 19, 2013	792,569	-
Due May 19, 2013	1,585,138	-
Due May 16, 2013	792,569	-
Due May 6, 2013	396,284	-
Due May 6, 2013	792,569	-
Due May 6, 2013	1,585,138	-
Due May 6, 2013	396,284	-
Due April 23, 2013, subsequently repaid on due date	1,585,138	-
Due April 23, 2013, subsequently repaid on due date	1,585,138	-
Due March 28, 2013, subsequently repaid on due date	792,569	-
Due March 28, 2013, subsequently repaid on due date	1,585,138	-
Due March 24, 2013, subsequently repaid on due date	3,170,275	-
Due March 21, 2013, subsequently repaid on due date	1,585,138	-
Due March 12, 2013, subsequently repaid on due date	1,585,138	-
Due March 11, 2013, subsequently repaid on due date	1,585,138	-
Due March 10, 2013, subsequently repaid on due date	1,585,138	-
Due March 6, 2013, subsequently repaid on due date	1,585,138	-
Due March 6, 2013, subsequently repaid on due date	1,585,138	-
Due February 3, 2013, subsequently repaid on due date	1,268,110	-
Due February 3, 2013, subsequently repaid on due date	1,268,110	-
Due January 19, 2013, subsequently repaid on due date	1,268,110	-
Due January 19, 2013, subsequently repaid on due date	1,268,110	-
Due January 12, 2013, subsequently repaid on due date	1,268,110	-
Due January 12, 2013, subsequently repaid on due date	1,268,110	-

Bank acceptance notes:	December 31,
	2012	2011

Due June 21, 2012, subsequently repaid on due date	-	786,349
Due June 21, 2012, subsequently repaid on due date	-	786,349
Due June 19, 2012, subsequently repaid on due date	-	786,349
Due June 19, 2012, subsequently repaid on due date	-	786,349
Due June 19, 2012, subsequently repaid on due date	-	1,572,698
Due May 25, 2012, subsequently repaid on due date	-	1,572,698
Due May 1, 2012, subsequently repaid on due date	-	1,572,698
Due May 1, 2012, subsequently repaid on due date	-	786,349
Due April 30, 2012, subsequently repaid on due date	-	6,133,523
Due April 28, 2012, subsequently repaid on due date	-	786,349
Due April 28, 2012, subsequently repaid on due date	-	629,079
Due March 23, 2012, subsequently repaid on due date	-	786,349
Due March 23, 2012, subsequently repaid on due date	-	786,349
Due February 24, 2012, subsequently repaid on due date	-	786,349
Due February 24, 2012, subsequently repaid on due date	-	786,349
Due February 4, 2012, subsequently repaid on due date	-	786,349
Due January 28, 2012, subsequently repaid on due date	-	629,079
Due January 28, 2012, subsequently repaid on due date	-	629,079
Due January 20, 2012, subsequently repaid on due date	-	786,349
Due January 20, 2012, subsequently repaid on due date	-	786,349
Due January 8, 2012, subsequently repaid on due date	-	629,079
Due January 8, 2012, subsequently repaid on due date	-	629,079
Due January 5, 2012, subsequently repaid on due date		629,079
Total	$36,933,710	$24,848,628